Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2015-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2015

A.	DATES	Begin	End	# days

1	Payment Date		10/15/2015
2	Collection Period	9/1/2015	9/30/2015	30
3	Monthly Interest Period-Actual	9/15/2015	10/14/2015	30
4	Monthly Interest - Scheduled	9/15/2015	10/14/2015	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	103,000,000.00	68,601,175.88	-	-	13,294,179.94	55,306,995.94	0.5369611
6	Class A-2a Notes	150,000,000.00	150,000,000.00	-	-	-	150,000,000.00	1.0000000
7	Class A-2b Notes	120,000,000.00	120,000,000.00	-	-	-	120,000,000.00	1.0000000
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	72,770,000.00	72,770,000.00	-	-	-	72,770,000.00	1.0000000
10	Total Class A Notes	659,360,000.00	624,961,175.88	0.00	0.00	13,294,179.94	611,666,995.94
11	Class B Notes	28,230,000.00	28,230,000.00	-	-	-	28,230,000.00	1.0000000

12	Total Notes	$687,590,000.00	653,191,175.88	$0.00	$0.00	$13,294,179.94	639,896,995.94

	Overcollateralization
13	Exchange Note	78,403,791.09	75,643,626.96				74,555,350.76
14	Series 2015-A Notes	18,044,119.85	27,601,466.79				31,101,160.94

15	Total Overcollateralization	96,447,910.94	103,245,093.75				105,656,511.70
16	Total Target Overcollateralization	$108,197,231.71	108,197,231.71				108,197,231.71

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.38000%	21,723.71	0.2109098	13,294,179.94	129.0697082	0.00
18	Class A-2a Notes		1.06000%	132,500.00	0.8833333	0.00	0.0000000	0.00
19	Class A-2b Notes	0.20655%	0.58655%	58,655.00	0.4887917	0.00	0.0000000	0.00
20	Class A-3 Notes		1.54000%	274,107.17	1.2833333	0.00	0.0000000	0.00
21	Class A-4 Notes		1.73000%	104,910.08	1.4416666	0.00	0.0000000	0.00
22	Total Class A Notes			591,895.96	0.8976825	13,294,179.94	20.1622481	0.00
23	Class B Notes		1.94000%	45,638.50	1.6166667	0.00	0.0000000	0.00

24	Totals			637,534.46	0.9272015	13,294,179.94	19.3344579	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	705,634,119.85	680,792,642.67	670,998,156.88

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	784,037,910.94	745,553,507.64
28	Aggregate Base Residual Value (Not Discounted)	545,098,377.51	536,391,371.27

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	26	126,029.39
30	Turn-in Ratio on Scheduled Terminations			11.54%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	34,400	756,436,269.63
32	Depreciation/Payments		(7,121,713.79)
33	Gross Credit Losses	(21)	(417,362.11)
34	Early Terminations — Regular	(1)	(16,414.09)
35	Scheduled Terminations — Returned	(7)	(96,220.93)
36	Payoff Units & Lease Reversals	(140)	(3,231,051.07)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	34,231	745,553,507.64

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2015

C.	SERVICING FEE

39	Servicing Fee Due	630,363.56

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(8,624.67)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,920,189.55
43	Beginning Reserve Account Balance	3,920,189.55
44	Ending Reserve Account Balance	3,920,189.55

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	34,064	99.65%	741,834,839.81
46	31 - 60 Days Delinquent	97	0.28%	2,233,442.88
47	61 - 90 Days Delinquent	17	0.05%	384,911.47
48	91+ Days Delinquent	5	0.02%	96,438.26

49	Total	34,183	100.00%	744,549,632.42

50	Prepayment Speed (1 Month)				0.37%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	8	112,635.02
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(102,567.00)
53	Less: Excess Wear and Tear Received in Current Period		-
54	Less: Excess Mileage Received in Current Period		-

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		10,068.02

56	Beginning Cumulative Net Residual Losses		12,089.38
57	Current Period Net Residual Losses		10,068.02

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		22,157.40

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
60	Aggregate Securitization Value on charged-off units	21	417,362.11
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(267,177.50)

62	Current Period Net Credit Losses/(Gains)		150,184.61

63	Beginning Cumulative Net Credit Losses		90,328.40
64	Current Period Net Credit Losses		150,184.61

65	Ending Cumulative Net Credit Losses		240,513.01

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.03%

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

67	Lease Payments Received	10,609,054.39
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	88,752.00
69	Liquidation Proceeds, Recoveries & Expenses	267,177.50
70	Insurance Proceeds	-
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	13,815.00
72	Payoff Payments	3,613,474.35
73	All Other Payments Received	-

74	Collected Amounts	14,592,273.24

75	Investment Earnings on Collection Account	1,017.64

76	Total Collected Amounts, prior to Servicer Advances	14,593,290.88

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	14,593,290.88

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	630,363.56
80	Interest on the Exchange Note - to the Trust Collection Account	1,100,614.77
81	Principal on the Exchange Note - to the Trust Collection Account	9,794,485.79
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	630,058.30
83	Remaining Funds Payable to Trust Collection Account	2,437,768.46

84	Total Distributions	14,593,290.88

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

85	Available Funds	13,962,927.32

86	Investment Earnings on Reserve Account	305.26

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	13,963,232.58

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	31,518.18
90	Class A Noteholders' Interest Distributable Amount	591,895.96
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	45,638.50
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	13,294,179.94
96	Remaining Funds Payable to Certificateholder	-

97	Total Distributions	13,963,232.58